Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary related to operating leases

Amount
RMB
Operating lease right-of-use assets, net*	4,894
Operating lease liabilities - current*	3,697
Operating lease liabilities - non-current*	780
Total operating lease liabilities	4,477
Weighted average remaining lease term	1.17
Weighted average discount rate	4.75%

Amount
RMB
Operating lease expenses	9,204
Short-term lease expenses	4,748
Total lease expenses **	13,952
Cash paid for amounts included in the measurement of lease liabilities	8,749
Right-of-use assets obtained in exchange for new operating lease liabilities	4,225
**	The lease expenses were RMB15,078, RMB16,456 and RMB13,952 for the years ended December 31, 2020, 2021 and 2022, respectively.

Summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases

Amount
RMB
2023	3,834
2024	793
2025	—
Total future minimum payments	4,627
Less: interest	(150)
Present value of operating lease liabilities	4,477